Employee Benefits - Summary of Payment of Pension Benefit (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2024 JPY (¥)
Japanese plans [Member]
Disclosure of pension benefit payments [Line Items]
2025	¥ 87,572
2026	89,462
2027	92,801
2028	97,610
2029	95,501
From 2030 to 2034	462,384
Total	925,330
Foreign plans [Member]
Disclosure of pension benefit payments [Line Items]
2025	69,611
2026	75,552
2027	80,562
2028	86,599
2029	90,578
From 2030 to 2034	508,984
Total	¥ 911,886